Description of Business and Basis of Presentation	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Note 1 – Description of Business and Basis of Presentation
Organization
Ocwen Financial Corporation (NYSE: OCN) (Ocwen, we, us and our) is a financial services holding company which, through its subsidiaries, is engaged in the servicing and origination of mortgage loans. Effective October 1, 2015, Ocwen designated its office in West Palm Beach, Florida as corporate headquarters. Previously our office in Atlanta, Georgia was designated as headquarters. We have offices located throughout the United States (U.S.) and in the United States Virgin Islands (USVI) with support operations in India and the Philippines. Ocwen is a Florida corporation organized in February 1988.
Ocwen owns all of the common stock of its primary operating subsidiary, Ocwen Mortgage Servicing, Inc. (OMS), and directly or indirectly owns all of the outstanding stock of its other primary operating subsidiaries: Ocwen Loan Servicing, LLC (OLS), Ocwen Financial Solutions Private Limited, Homeward Residential, Inc. (Homeward), and Liberty Home Equity Solutions, Inc. (Liberty).
We perform primary and master servicer activities on behalf of investors and other servicers, including the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) (collectively, the GSEs), the Government National Mortgage Association (Ginnie Mae) and private-label securitizations (non-Agency). As primary servicer, we may be required to make certain payments of property taxes and insurance premiums, default and property maintenance payments, as well as advances of principal and interest payments before collecting them from borrowers. As master servicer, we collect mortgage payments from primary servicers and distribute the funds to investors in the mortgage-backed securities. To the extent the primary servicer does not advance the scheduled principal and interest, as master servicer we are responsible for advancing the shortfall subject to certain limitations.
We originate, purchase, sell and securitize conventional (conforming to the underwriting standards of Fannie Mae or Freddie Mac; collectively referred to as Agency loans) and government insured (Federal Housing Authority (FHA) or Department of Veterans Affairs (VA)) forward and reverse mortgages. The GSEs or Ginnie Mae guarantee these mortgage securitizations.
Note 1A — Business Environment
Our business has been facing certain challenges and uncertainties, including with respect to the potential impact on us of any regulatory actions against us, downgrades in our third-party servicer ratings or any failure to maintain sufficient liquidity or comply with the covenants in our debt agreements.
We believe that we have made significant progress over the course of 2015 addressing the challenges and uncertainties that our business has been facing. We have largely completed executing on our strategic plan to sell a significant portion of our Agency MSRs, completing sales of approximately $89 billion unpaid principal balance (UPB) of Agency MSRs from which we expect to receive proceeds of approximately $642 million, subject in each case to necessary approvals and the satisfaction of closing conditions. The majority of proceeds received to date have been used to make $561.6 million of prepayments under our Senior Secured Term Loan (SSTL), which has significantly reduced our leverage.
During 2015, we have successfully renewed, refinanced, replaced or extended all of our servicing advance facilities and mortgage loan warehouse facilities prior to their scheduled maturity dates to the extent we have deemed necessary to maintain adequate liquidity. On September 18, 2015, we refinanced an existing $1.8 billion servicing advance facility. The amortization date was extended to September 2016 and the maximum borrowing capacity was reduced to $1.7 billion.
On October 16, 2015, we entered into an amendment to the SSTL facility agreement. Effective as of October 20, 2015, the amendment, among other things (1) removed, until the quarter ending June 30, 2017, the interest coverage and corporate leverage ratio financial covenants; (2) expanded our ability to exclude certain assets from the collateral securing the SSTL to the extent necessary to meet regulatory minimum net worth requirements; (3) increased our ability to make certain permitted investments; and (4) established a requirement that we use 100.0% of the net cash proceeds from future asset sales permitted under the general asset sale basket to prepay the SSTL.
Note 1B - Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in conformity with the instructions of the Securities and Exchange Commission (SEC) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (GAAP) for complete financial statements. In our opinion, the accompanying unaudited consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation. The results of operations and other data for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2015. The unaudited consolidated financial statements presented herein should be read in conjunction with the audited consolidated financial statements and related notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2014.
Reclassifications
Within the Other income (expense) section of the Unaudited Consolidated Statements of Operations for the three and nine months ended September 30, 2014, we reclassified Interest income from Other, net to a separate line item to conform to the current year presentation.
Certain insignificant amounts in the Unaudited Consolidated Statements of Cash Flows for the nine months ended September 30, 2014 have been reclassified to conform to the current year presentation. These reclassifications had no impact on our consolidated cash flows from operating, investing or financing activities.
Use of Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reporting period and the related disclosures in the accompanying notes. Such estimates and assumptions include, but are not limited to, those that relate to fair value measurements, the provision for potential losses that may arise from litigation proceedings, and representation and warranty and other indemnification obligations. In developing estimates and assumptions, management uses all available information; however, actual results could materially differ from those estimates and assumptions.
Income Taxes
In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 270, Interim Financial Reporting, and ASC 740-270, Income Taxes — Interim Reporting, at the end of each interim period, we are required to determine the best estimate of our annual effective tax rate and then apply that rate to “ordinary” income or loss (pre-tax income or loss excluding unusual or infrequently occurring discrete items) in providing for income taxes on an interim period. However, in certain circumstances where we are unable to make a reliable estimate of the annual effective tax rate, ASC 740-270 allows the actual effective tax rate for the interim period to be used in the interim period. For the three months ended September 30, 2015, we calculated an estimate of our annual effective rate for the year and applied that rate to our pre-tax “ordinary” income or loss for the nine months ended September 30, 2015.
Recently Issued Accounting Standards
Business Combinations: Pushdown Accounting - Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 115 (ASU 2015-08)
In May 2015, the FASB issued Accounting Standards Update (ASU) 2015-08, which removes references to the SEC’s Staff Accounting Bulletin (SAB) Topic 5.J on pushdown accounting from ASC 805-50, thereby conforming the FASB’s guidance on pushdown accounting with the SEC’s guidance on this topic. The SEC’s issuance of SAB No. 115 had superseded the guidance in SAB Topic 5.J in connection with the FASB’s November 2014 release of ASU 2014-17. ASU 2015-08 became effective for us upon issuance.
Our adoption of ASU 2015-08 on May 11, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Revenue from Contracts with Customers: Deferral of the Effective Date (ASU 2015-14)
In August 2015, the FASB issued Accounting Standards Update (ASU) 2015-14, which defers the effective date of ASU 2014-09, “Revenue from Contracts with Customers”, by one year. In May 2014, the FASB issued ASU 2014-09 to clarify the principles for recognizing revenue and to develop a common revenue standard.
As a result of the issuance of ASU 2015-14, ASU 2014-09 will now be effective for us on January 1, 2018, with early application permitted as of the annual reporting period beginning on January 1, 2017, including interim reporting periods within that reporting period. We are currently evaluating the effect of adopting this standard.
Interest -- Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements -- Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (ASU 2015-15)
In August 2015, the FASB issued Accounting Standards Update (ASU) 2015-15, which clarifies ASU 2015-03, “Interest -- Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs”, by providing guidance regarding the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance on this matter, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on that line-of-credit arrangement.
The issuance of ASU 2015-15 does not change the effective date of ASU 2015-03. ASU 2015-03 will be effective for us on January 1, 2016, with early adoption permitted for financial statements that have not been previously issued. We are currently evaluating the effect of adopting this standard.